Note 25 Investments in listed markets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash or cash equivalents in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	€ 86	€ 169	€ 24
Debt securities government bonds in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	2,818	2,270	2,394
Investment funds [member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	0	0	1
Total investments in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	2,904	2,439	2,418
Of which bank account in BBVA in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	23	7	3
Of which debt securities issued by BBVA in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	0	0	0
Of which property occupied by BBVA in listed markets [Member]
Disclosure of fair value of plan assets [line items]
Investment in listed markets	€ 0	€ 0	€ 0